Restricted short-term deposits	12 Months Ended
Dec. 31, 2017
Restricted short-term deposits [Abstract]
Restricted short-term deposits
7.	Restricted short-term deposits

As of December 31, 2017, the Group had restricted short-term deposits balance of RMB1,000 million representing pledged deposit with banks in China in order to obtain banking facilities amounting to US$160 million.